Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Summary of Inventories, Net

Inventories, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Raw materials	3,242,149	3,855,803
Work-in-progress	1,871,933	3,504,585
Finished goods	4,318,847	6,472,104
Inventories	9,432,929	13,832,492